Debt (Tables)	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Summary of long-term debt instruments
The components of debt at June 30, 2023 and December 31, 2022 are as follows (in thousands):

	As of June 30, 2023	As of December 31, 2022
4.60% Senior Notes due to related party due 2024	$38,087	$39,454

Total debt	38,087	39,454
Less: Short-term debt	38,087	—

Total Long-term debt	$—	$39,454